Operating Segments (Tables)	9 Months Ended
Sep. 30, 2017
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Schedule of segment reporting information, by segment
SEGMENT INFORMATION (in millions)

	Nine Months Ended September 30,
	2017	2016
Revenues
Terminalling and Transportation:
Terminalling	$492	$345
Pipeline transportation	97	93
Total Terminalling and Transportation	589	438
Gathering and Processing:
NGL sales	254	78
Gas gathering and processing	252	198
Crude oil and water gathering	147	100
Pass-thru and other	111	87
Total Gathering and Processing	764	463
Wholesale (a):
Fuel sales	730	—
Other wholesale	28	—
Total Wholesale	758	—
Total Segment Revenues	$2,111	$901

Segment Operating Income
Terminalling and Transportation	$343	$211
Gathering and Processing	170	173
Wholesale (a)	10	—
Total Segment Operating Income	523	384
Unallocated general and administrative expenses	(33)	(20)
Interest and financing costs, net	(186)	(138)
Equity in earnings of equity method investments	7	10
Other income, net	3	6
Net Earnings	$314	$242

Capital Expenditures
Terminalling and Transportation	$89	$99
Gathering and Processing	64	82
Wholesale (a)	—	—
Total Capital Expenditures	$153	$181

(a)	The Wholesale business was acquired by Andeavor Logistics as part of the WNRL Merger on October 30, 2017 and the results are only for the period of June 1, 2017 through the end of the period.

TOTAL IDENTIFIABLE ASSETS BY OPERATING SEGMENT (in millions)

	September 30, 2017	December 31, 2016
Identifiable Assets
Terminalling and Transportation	$2,508	$1,768
Gathering and Processing	5,066	3,392
Wholesale (a)	556	—
Other (b)	44	700
Total Identifiable Assets	$8,174	$5,860

(a)	The Wholesale business was acquired by Andeavor Logistics as part of the WNRL Merger on October 30, 2017.

(b)
Other consists mainly of $688 million in cash and cash equivalents as of December 31, 2016, of which $673 million was used to fund the acquisition of the North Dakota Gathering and Processing Assets on January 1, 2017, increasing the Gathering and Processing segment’s identifiable assets as of September 30, 2017.